Events occurring after balance sheet date (Details) $ in Thousands						12 Months Ended
	Apr. 09, 2026 Vessel	Apr. 03, 2026 USD ($)	Mar. 27, 2026 shares	Mar. 17, 2026 shares	Feb. 27, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026 USD ($)
Events after reporting period [Abstract]
Purchase of property, plant and equipment						$ 146,199	$ 49,600	$ 184,392
Subsequent Event [Member]
Events after reporting period [Abstract]
Cancellation of treasury share | shares			12,721,253
Purchase of property, plant and equipment		$ 405,000
Number of vessels sold and delivered | Vessel	2
Subsequent Event [Member] | Credit Facility [Member]
Events after reporting period [Abstract]
Cancelled borrowings									$ 473,000
Subsequent Event [Member] | China merchants bank [Member]
Events after reporting period [Abstract]
Facility amount					$ 100,000
Borrowings maturity					27-Feb-29
Subsequent Event [Member] | ICBC bank [Member]
Events after reporting period [Abstract]
Facility amount					$ 100,000
Borrowings maturity					5-Mar-27
Subsequent Event [Member] | LTIP 2026 [Member]
Events after reporting period [Abstract]
Number of share options granted (in shares) | shares				2,489,948